Revenue and Segment Information - Revenue from Products (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of products and services [line items]
Total consolidated revenue	¥ 2,493,218	$ 358,128	¥ 3,149,614	¥ 2,830,987
Tubed steel wheels [member]
Disclosure of products and services [line items]
Total consolidated revenue	1,124,025	161,456	1,452,696	1,286,535
Tubeless steel wheels [member]
Disclosure of products and services [line items]
Total consolidated revenue	1,017,510	146,157	1,294,187	1,242,528
Off-road steel wheels [member]
Disclosure of products and services [line items]
Total consolidated revenue	55,248	7,936	48,917	51,451
Aluminum wheels [member]
Disclosure of products and services [line items]
Total consolidated revenue	243,174	34,930	281,150	191,868
Wheel components [member]
Disclosure of products and services [line items]
Total consolidated revenue	¥ 53,261	$ 7,649	¥ 72,664	¥ 58,605